Net Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
For the computation of basic loss [Member]
Net Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share [Line Items]
Weighted Number of Shares	43,725,584	29,459,395	5,025,213
Net loss Attributed to equity holders of the Company	$ 72,704	$ 34,351	$ 52,931
Effect of potential dilutive ordinary shares (Warrants) [Member]
Net Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share [Line Items]
Weighted Number of Shares		196,428
Net loss Attributed to equity holders of the Company		$ 15,904
For the computation of diluted loss [Member]
Net Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share [Line Items]
Weighted Number of Shares	43,725,584	29,655,823	5,025,213
Net loss Attributed to equity holders of the Company	$ 72,704	$ 50,255	$ 52,931